Acquisitions and Divestitures - Acquisition of Eurolife FFH Insurance Group Holdings S.A. (Details) € in Millions, $ in Millions	Jul. 14, 2021 USD ($)	Jul. 13, 2021	Jul. 14, 2021 EUR (€)
Eurolife
Acquisitions and Divestitures
Proportion of ownership interest in joint venture	80.00%	50.00%
Amount of exercise of call option	$ 127.3
Cash transferred	142.7		€ 120.7
Fair value of investment in subsidiary	450.0
Net gain on sale and consolidation of insurance subsidiaries	130.5
Assets:
Insurance contract receivables	11.6
Portfolio investments	3,653.9
Recoverable from reinsurers	18.6
Deferred income tax assets	32.6
Intangible assets	45.5
Other assets	616.3
Total assets acquired	4,378.5
Liabilities:
Accounts payable and accrued liabilities	273.2
Insurance contract payables	529.0
Insurance contract liabilities	2,751.4
Deferred income tax liabilities	100.9
Total liabilities assumed	3,654.5
Purchase consideration	720.0
Excess of fair value of net assets acquired over purchase consideration	4.0
Total	$ 4,378.5
Percentage of ownership interests acquired, including non-controlling interests	100.00%		100.00%
Subsidiary cash and cash equivalents	$ 1,433.3
Redemption liability	124.9
Eurolife | Distribution agreement
Assets:
Intangible assets	29.0
Eurolife | Unit-linked life insurance contracts
Assets:
Other assets	$ 532.1
Eurobank
Acquisitions and Divestitures
Proportion of ownership interests held by non-controlling interests	20.00%
Eurobank | Eurolife
Acquisitions and Divestitures
Proportion of ownership interests held by non-controlling interests	20.00%